Long-term loan - Additional Information (Detail) - USD ($)	1 Months Ended	6 Months Ended	18 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	Dec. 14, 2018
Line of Credit Facility [Line Items]
Additional long term debt				$ 250,000,000
Long-term Debt, Term				3 years
Debt Issuance Costs Paid		$ 3,543,000
London Interbank Offered Rate (LIBOR) [Member]
Line of Credit Facility [Line Items]
Description Of Variable Rate Of Interest			165 basis points over London Interbank Offered Rate
Variable Interest Rate Spread			165.00%
Line Of Credit Facility,Interest Rate Description			The interest is payable on a quarterly basis.
Revolving Facilities Agreement A [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Term				3 years
Term Loan Facility				$ 100,000,000
Line Of Credit Facility Unused Commitement Fee Percentage	0.30%
Drawdowns In Respect Of Line Of Credit		55,000,000
Revolving Facilities Agreement B [Member]
Line of Credit Facility [Line Items]
Term Loan Facility				100,000,000
Line Of Credit Facility Unused Commitement Fee Percentage	0.50%
Drawdowns In Respect Of Line Of Credit		45,000,000
Revolving Facilities Agreement C [Member]
Line of Credit Facility [Line Items]
Drawdowns In Respect Of Line Of Credit		$ 20,000,000
Additional Debt [Member]
Line of Credit Facility [Line Items]
Additional long term debt	$ 50,000,000		$ 50,000,000
Debt [Member]
Line of Credit Facility [Line Items]
Additional long term debt				$ 50,000,000